Cost and Expenses by Nature - Schedule of Operating Costs and Expenses by Nature (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Costs and Expenses by Nature [Abstract]
Payroll	R$ (41,990)	R$ (45,952)	R$ (90,182)	R$ (83,042)	R$ (57,026)
Third-party services and others	(13,267)	(11,767)	(24,106)	(22,383)	(19,781)
Business and marketing expenses	(2,167)	(3,397)	(7,484)	(6,441)	(8,098)
Depreciation	(600)	(492)	(1,050)	(1,810)	(1,071)
Amortization	(9,116)	(8,637)	(17,600)	(15,424)	(12,507)
Audit and consulting	(6,887)	(9,627)	(38,660)	(4,430)	(5,574)
Other administrative expenses	(5,671)	(1,852)	(7,464)	(1,771)	(1,758)
Provisions	1,707	109	1,515	1,953	(8,676)
Total	(77,991)	(81,615)	(358,179)	(220,245)	(121,249)
Cost of services provided	(35,826)	(32,719)	(66,138)	(52,813)	(35,833)
Sales and marketing expenses	(12,554)	(14,205)	(28,827)	(27,370)	(22,597)
General and administrative expenses	(31,936)	(36,283)	(93,156)	(53,339)	(56,019)
Other operating income (expenses), net	R$ 2,325	R$ 1,592	R$ 17,597	R$ 182	R$ 12